Inventories - Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase in allowance	R$ (85,824)	R$ (36,769)	R$ (27,393)
Inventory | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(17,737)	(10,186)
Increase in allowance	(32,355)	(7,470)
Allowance for credit losses from acquisitions	(4,321)	0
Exchange rate translation adjustment	(358)	(81)
Financial assets at end of period	R$ (54,771)	R$ (17,737)	R$ (10,186)